Organization and Nature of Business (Details Textual 1)	1 Months Ended
	Apr. 28, 2016	Jan. 29, 2016	Dec. 29, 2013 USD ($) $ / shares $ / warrant shares	Dec. 21, 2012 USD ($) Tradingdays $ / shares $ / warrant shares	Dec. 29, 2011 USD ($) Tradingdays $ / shares $ / warrant shares	Feb. 28, 2010	Dec. 31, 2015 USD ($)	Dec. 31, 2009 $ / shares
Debt Instrument [Line Items]
Exercise price of warrants | $ / shares								$ 1.05
Reduction in exercise price of warrants | $ / warrant				62.50
Business acquisition, ownership percentage		95.00%
Merger agreement, Description		The Company filed a preliminary 14A Proxy Statement informing its shareholders of the Company's intent to hold a shareholder meeting in order to vote on certain proposals to amend the Articles of Incorporation to increase of the authorized shares of common stock to 100,000,000 shares, to effect the creation of 5,000,000 shares of "blank check" preferred stock, to approve a reverse stock split of the common stock 1 for 250, and to change the name of the corporation to Ecoark Holdings Inc., the approval of which were conditions to closing the merger with Ecoark. The Company's shareholders approved the proposals, and the merger was completed in March 2016. In accordance with SEC SAB Topic 4:C, the Company has given retroactive effect to the reverse split of the common stock 1 for 250.
Ratio of forward stock splits issued and outstanding shares		1 for 250				1.3157895:1
Subsequent Event [Member]
Debt Instrument [Line Items]
Warrants expiration date	Dec. 31, 2018
Warrant
Debt Instrument [Line Items]
Exercise price of warrants | $ / shares			$ 62.50	$ 125.00	$ 312.50
Reduction in exercise price of warrants | $ / warrant			25.00	62.50	125.00
Number of common stock called by warrants | shares			13,541	13,541	13,541
Warrant
Debt Instrument [Line Items]
Number of common stock called by warrants | shares			10,640
Warrants expiration date			Dec. 31, 2014
Warrants extended expiration date			Dec. 31, 2016
Original Issue Discount Senior Secured Convertible Promissory Notes
Debt Instrument [Line Items]
Aggregate principal amount of 2009 notes			$ 2,400,000	$ 2,000,000	$ 2,660,000
Debt instrument converted amount					$ 260,000
Aggregate principal amount converted into shares | shares					4,160
Debt instrument convertible conversion price | $ / shares					$ 62.50
Debt Instrument, Maturity Date			Dec. 31, 2013	Dec. 31, 2012
Debt instrument extended maturity date			Dec. 31, 2014	Dec. 31, 2013
Debt conversion shares issued | shares					5,200
Interest conversion rate				90.00%
Trading days | Tradingdays				20
Interest rate on quarterly basis				10.00%
Original Issue Discount Senior Secured Convertible Promissory Notes Tranche 1
Debt Instrument [Line Items]
Aggregate principal amount of 2009 notes					$ 2,000,000
Aggregate remaining principal amount of 2009 notes					$ 400,000
Debt Instrument, Maturity Date					Dec. 31, 2011
Debt instrument extended maturity date					Dec. 31, 2012
Original Issue Discount Senior Secured Convertible Promissory Notes Tranche 2
Debt Instrument [Line Items]
Aggregate principal amount of 2009 notes					$ 2,000,000
Debt instrument convertible conversion price | $ / shares					$ 62.50
Initial conversion price | $ / shares					$ 250.00
Original Issue Discount Senior Secured Convertible Promissory Notes Tranche 3
Debt Instrument [Line Items]
Aggregate principal amount of 2009 notes					$ 400,000		$ 2,400,000
Interest conversion rate					10.00%
Trading days | Tradingdays					20
Interest rate on quarterly basis					90.00%